Operating profit/(loss)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Operating profit/(loss)	Operating profit
Operating profit is stated after charging:

		Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	Note	€m	€m	€m
Staff costs	8	453.6	421.8	386.1
Depreciation of property, plant and equipment	12	88.1	87.3	79.8
Impairment of intangible assets	13	—	—	5.8
Amortization of intangible assets	13	8.8	7.7	8.8
Expense relating to low value and short-term leases		10.8	9.1	9.9
Net foreign exchange losses (a)		14.6	14.2	38.3
Research & development expenditure		20.9	20.9	19.3
Inventories recognized as an expense within cost of goods sold		1,982.8	2,053.4	1,949.8